EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share
The following table presents our basic and diluted earnings per share for the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
	(in thousands, except per share amounts)
Basic EPS Calculation:
Numerator
Income (loss) from continuing operations attributable to Key	$112,142	$(21,258)	$(102,214)
Income (loss) from discontinued operations, net of tax	(10,681)	94,753	(53,907)
Income (loss) attributable to Key	$101,461	$73,495	$(156,121)
Denominator
Weighted average shares outstanding	145,909	129,368	121,072
Basic earnings (loss) per share from continuing operations attributable to Key	$0.77	$(0.16)	$(0.84)
Basic earnings (loss) per share from discontinued operations	(0.07)	0.73	(0.45)
Basic earnings (loss) per share attributable to Key	$0.70	$0.57	$(1.29)
Diluted EPS Calculation:
Numerator
Income (loss) from continuing operations attributable to Key	$112,142	$(21,258)	$(102,214)
Income (loss) from discontinued operations, net of tax	(10,681)	94,753	(53,907)
Income (loss) attributable to Key	$101,461	$73,495	$(156,121)
Denominator
Weighted average shares outstanding	145,909	129,368	121,072
Stock options	201	—	—
Warrants	48	—	—
Stock appreciation rights	59	—	—
Total	146,217	129,368	121,072
Diluted earnings (loss) per share from continuing operations attributable to Key	$0.76	$(0.16)	$(0.84)
Diluted earnings (loss) per share from discontinued operations	(0.07)	0.73	(0.45)
Diluted earnings (loss) per share attributable to Key	$0.69	$0.57	$(1.29)